Convertible Bonds (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-Term Borrowings
	December 31, 2015	December 31, 2014
Bank Loan	$103,223	$48,286
Loan financing through on-line platform	56,898	—
Other short term borrowings	279	—

Total short term borrowings	160,400	48,286
Other long term borrowings	829	—
Loan financing through on-line platform	3,622	—

Total long term borrowings	4,451	—

Total borrowings	$164,851	$48,286